Financial Risk Management Objectives - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 41,461	$ 28,454
Trade and other payables	28,850	30,023
Other current financial liabilities - at fair value through profit or loss	139
Finance lease liability	83	89
Financial liabilities	77,875	63,199
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	41,461	28,454
Trade and other payables	28,850	30,023
Other current financial liabilities - at fair value through profit or loss	139
Finance lease liability	39	32
Financial liabilities	77,831	63,142
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability	27	49
Financial liabilities	27	49
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability	15	8
Financial liabilities	15	8
More than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability	2
Financial liabilities	2
All other related parties [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	5,805	3,096
All other related parties [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	5,805	3,096
Immediate Holding Company [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	1,537	1,537
Immediate Holding Company [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 1,537	$ 1,537